Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 053
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Popular, Inc. U.S.A. 401(k) Savings and Investment Plan
EIN: 66-0667416
Plan Number:053
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

Supplemental Schedule

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment	(d) Cost	(e) Current Value
	American Funds AMER BAL R6 Fund	Mutual Funds 49,372 shares	**	$1,851,961
	Legg Mason BW GLBL Opps Bd IS Fund	Mutual Funds 45,955 shares	**	409,915
	DODGE & COX INCOME X FUND	Mutual Funds 312,029 shares	**	4,012,688
	Franklin US Govt Sec R6 Fund	Mutual Funds 303,955 shares	**	1,577,527
	Impax Sustain Alloc Instl Fd	Mutual Funds 1,383 shares	**	37,108
	JP Morgan Mid CAP VALUE R6 Fund	Mutual Funds 181,458 shares	**	5,784,893
	MassMutual Prem Smcap Opp I Fund	Mutual Funds 299,784 shares	**	5,264,220
	MFS Value R6 Fund	Mutual Funds 154,473 shares	**	7,709,773
	Vanguard Ext Mk Index Adm Fund	Mutual Funds 11,796 shares	**	1,871,166
	Vanguard Instl Index Instl Fund	Mutual Funds 45,013 shares	**	24,850,833
	Vanguard Ttl BD Mkt Idx Adm Fund	Mutual Funds 210,418 shares		2,055,783
	Vanguard Ttl Intl Stk Idx Adm Fund	Mutual Funds 61,458 shares	**	2,490,903
	Total Mutual Funds		**	57,916,770
*	Principal Lifetime 2015 SEP Account	Pooled Separate Accounts 3,413 shares	**	89,409
*	Principal Lifetime 2020 SEP Account	Pooled Separate Accounts 202,559 shares	**	9,382,968
*	Principal Lifetime 2025 SEP Account	Pooled Separate Accounts 70,911 shares	**	2,170,301
*	Principal Lifetime 2030 SEP Account	Pooled Separate Accounts 308,687 shares	**	16,516,469
*	Principal Lifetime 2035 SEP Account	Pooled Separate Accounts 128,354 shares	**	4,526,126
*	Principal Lifetime 2040 SEP Account	Pooled Separate Accounts 271,037 shares	**	16,863,908
*	Principal Lifetime 2045 SEP Account	Pooled Separate Accounts 151,729 shares	**	6,017,165
*	Principal Lifetime 2050 SEP Account	Pooled Separate Accounts 221,397 shares	**	14,524,921
*	Principal Lifetime 2055 SEP Account	Pooled Separate Accounts 156,334 shares	**	6,482,219
*	Principal Lifetime 2060 SEP Account	Pooled Separate Accounts 111,966 shares	**	3,925,279
*	Principal Lifetime 2065 SEP Account	Pooled Separate Accounts 43,797 shares	**	919,756
*	Principal Lifetime 2070 SEP Account	Pooled Separate Accounts 17,568 shares	**	264,787
*	Principal Lifetime STR INC SEP Account	Pooled Separate Accounts 49,359 shares	**	1,617,339
*	Principal Diversified International SEP Account	Pooled Separate Accounts 31,125 shares	**	5,404,445
*	Principal US Property SEP Account	Pooled Separate Accounts 5,592 shares	**	933,211
	Total Pooled Separate Account			89,638,303
	Pioneer LG CP GR PORT CL R1	Collective Trust 230,967 shares	**	9,129,628
*	Principal Fixed Income Guaranteed Option***	Single Group Annuity Contract	**	13,863,917
*	Popular, Inc. Common Stock	Common Stock 119,871 shares	**	14,926,326
*	Participant loans	Participant loans with maturities ranging from 2025 to 2054 and interest ranging from 4.25% to 9.50%		2,667,790
				$188,142,734

* ** ***	Party in-interest Cost is not required to be presented for participant directed investments The Principal Fixed Income Guaranteed Option fund is presented at contract value